Other Payables and Accruals	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals	OTHER PAYABLES AND ACCRUALS

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Accrued payroll	17,382	21,892
Accrued expense	106,467	127,390
Other payables	13,920	10,960
Payable for Collaboration Assets	24,518	22,852
Other tax payables	3,232	1,015
Total	165,519	184,109
Other payables are non-interest-bearing and repayable on demand.